FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, bank loans and other	$ 116	$ 121	$ 113
Amortisation of fees	5	6	6
Lease finance charges	18	12	12
Interest on tax liability	46	0	0
Total finance costs	185	139	131
Unwinding of obligations	35	28	26
Total finance costs and unwinding of obligations	$ 220	$ 167	$ 157